Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
1. Business
Description of the Business
Stem, Inc. and its subsidiaries (together “Stem, Inc.” or the “Company”) is an energy technology company that creates innovative technology services that transform the way energy is distributed and consumed. Through its technology, the Company enables businesses to control their electricity expense and helps the electrical grid be more efficient in managing peak usage.
Stem, Inc. was incorporated on March 16, 2009 in the State of Delaware and is headquartered in Millbrae, California.
Star Peak Acquisition Corp. Merger
On December 3, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Star Peak Transition Corp. (“STPK”, prior to the closing of the Merger and the “New Stem”, following the closing of the Merger), an entity listed on the New York Stock Exchange under the trade symbol “STPK”, and STPK Merger Sub Corp., a Delaware corporation and wholly owned subsidiary of STPK (“Merger Sub”), providing for, among other things, and subject to the conditions therein, the combination of the Company and STPK pursuant to the merger of Merger Sub with and into the Company with the Company continuing as the surviving entity (the “Merger”). On April 28, 2021, shareholders of STPK approved the Merger.
Immediately prior to the closing of the Merger, (i) all issued and outstanding shares of Legacy Stem preferred stock, par value $0.00001 per share (the “Legacy Stem Preferred Stock”), were converted into shares of Legacy Stem common stock, par value $0.000001 per share (the “Legacy Stem Common Stock”) in accordance with Legacy Stem’s amended and restated certificate of incorporation, (ii) all outstanding convertible promissory notes of Legacy Stem (the “Legacy Stem Convertible Notes”) were converted into Legacy Stem Preferred Stock in accordance with the terms of the Legacy Stem Convertible Notes and (iii) certain warrants issued by Legacy Stem to purchase Legacy Stem Common Stock and Legacy Stem Preferred Stock (the “Legacy Stem Warrants”) were exercised by holders into Legacy Stem Common Stock in accordance with the terms thereof. Upon the consummation of the Merger, each share of Legacy Stem common stock then issued and outstanding was canceled and converted into the right to receive shares of Class A common stock of Stem using an exchange ratio of 4.6432 (the “Exchange Ratio”).
The Merger is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, STPK was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Stem issuing stock for the net assets of STPK, accompanied by a recapitalization.
Pursuant to U.S. GAAP, the Company retroactively applied the recapitalization to the Company’s equity structure, including the consolidated statement of stockholders’ deficit from January 1, 2019 to December 31, 2020, the total stockholders’ deficit within the Company’s consolidated balance sheet as of December 31, 2020 and 2019 and the weighted average outstanding shares basic and diluted for the years ended December 31, 2020 and 2019.

Liquidity and Going Concern
The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), assuming the Company will continue as a going concern. As of December 31, 2020, the Company had cash and cash equivalents of $6.9 million, an accumulated deficit of $407.8 million and net current liabilities of $141.2 million, with $116.2 million of debt financing coming due in 2021. During the year ended December 31, 2020, the Company incurred a net loss of $156.1 million and had negative cash flows from operating activities of $33.7 million. As a result of these conditions, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued.
The Company’s business prospects are subject to risks, expenses, and uncertainties frequently encountered by companies in the early stages of commercial operations. To date, the Company has been funded primarily by equity financings, convertible promissory notes and borrowings from affiliates. The attainment of profitable operations is dependent upon future events, including obtaining adequate financing to complete the Company’s development activities, obtaining adequate supplier relationships, building its customer base, successfully executing its business and marketing strategy and hiring appropriate personnel. Failure to generate sufficient revenues, achieve planned gross margins and operating profitability, control operating costs, or secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives.
The Company intends to obtain financing through the execution of a merger transaction with a Special Purpose Acquisition Company (“SPAC”) or through the issuance of additional equity or debt. These plans are intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern; however, as the plans are not entirely within the Company’s control, management cannot assure they will be effectively implemented.
The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.
COVID-19
In March 2020, the World Health Organization declared the outbreak of the novel coronavirus disease
(“COVID-19”)
as a pandemic, and we expect our operations in all locations to be affected as the virus continues to proliferate. We have adjusted certain aspects of our operations to protect our employees and customers while still meeting customers’ needs for vital technology. We will continue to monitor the situation closely and it is possible that we will implement further measures. In light of the uncertainty as to the severity and duration of the pandemic, the impact on our revenues, profitability and financial position is uncertain at this time.